Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
As shipped from China	$ 29,800,000
Local additions	907,108
Write-off of equipment	(11,889,000)
Total	18,818,108
Depreciation for the year	(6,264,700)
Property, plant and equipment	12,553,408
Property [Member]
Property, Plant and Equipment [Line Items]
As shipped from China
Local additions
Total
Depreciation for the year
Property, plant and equipment
Equipment [Member]
Property, Plant and Equipment [Line Items]
As shipped from China	29,800,000
Local additions	773,800
Write-off of equipment	(11,889,000)
Total	18,684,800
Depreciation for the year	(6,228,200)
Property, plant and equipment	12,456,600
Vehicles [Member]
Property, Plant and Equipment [Line Items]
As shipped from China
Local additions	133,308
Write-off of equipment
Total	133,308
Depreciation for the year	(36,500)
Property, plant and equipment	$ 96,808